Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

Note 8 – Subsequent Events

COVID 19 Pandemic

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus (the “COVID-19 Outbreak”). In March 2020, the WHO classified the COVID-19 Outbreak as a pandemic, based on the rapid increase in exposure globally. The full impact of the COVID-19 Outbreak continues to evolve. The impact of the COVID-19 Outbreak on the Company’s results of operations, financial position and cash flows will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of the COVID-19 Outbreak on the financial markets and the overall economy are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Company’s results of operations, financial position and cash flows may be materially adversely affected.

EGG Agreement

On September 13, 2019, TurnKey Capital, Inc. (“TurnKey”), a related party of the Company, entered into a Definitive Acquisition Agreement (the “DAA”) with Egg Health Hub, Inc. (“EGG”), pursuant to which EGG would become a wholly owned subsidiary of TurnKey. EGG has no employees, does not currently conduct operations and has no financial assets and liabilities.

EGG is a brand new model for healthcare and wellness that brings together top physicians and wellness professionals into co-practicing communities with shared access to a full-stack technology platform – scheduling, billing, client acquisition, and telemedicine – and flexible access to beautiful office space designed to optimize both the physician and client experience. The Company believes that this model creates a compelling new option for re-tenanting traditional shopping centers and mixed-use space that landlords see as a true traffic generator.

On July 27, 2020, the Company and TurnKey entered into an assignment of the DAA. As a result of the COVID-19 outbreak, TurnKey determined that the original opportunity that existed with EGG was no longer practical in the short-term. The Company and TurnKey believed, however, that the EGG concept remained a viable concept on a virtual basis, and the Company possesses the infrastructure and willingness to pursue this opportunity. In exchange for 1,000,000 shares of the Company’s common stock, TurnKey assigned its interest in the DAA to the Company. The assignment of interest of the DAA from TurnKey to the Company will be accounted at historical cost as a transaction under common ownership that lacks commercial substance. Accordingly there will be no gain or loss recognized with respect to this transaction.

Note 10 – Subsequent Events

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus (the “COVID-19 Outbreak”). In March 2020, the WHO classified the COVID-19 Outbreak as a pandemic, based on the rapid increase in exposure globally. The full impact of the COVID-19 Outbreak continues to evolve. The impact of the COVID-19 Outbreak on the Company’s results of operations, financial position and cash flows will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of the COVID-19 Outbreak on the financial markets and the overall economy are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Company’s results of operations, financial position and cash flows may be materially adversely affected.